Organization and description of business (Details) $ / shares in Units, $ in Thousands			3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 18, 2023 USD ($) Vote $ / shares shares	Jul. 07, 2023	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) Vote	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization and description of business
Reverse stock split ratio		0.012582
Net proceeds									$ 86,161
Net loss			$ 6,353	$ 6,785	$ 6,587	$ 7,467	$ 7,102	$ 8,735	19,725	$ 23,304	$ 30,499	$ 24,442
Cash flows from operations									16,683	$ 17,037	24,490	21,710
Cash and cash equivalents			$ 101,842						$ 101,842		$ 158	$ 56,731
Series A Common Stock
Organization and description of business
Shares issued upon conversion (in number of shares) | shares	15,117,912
Number of votes per share | Vote	1								1
Series B Common Stock
Organization and description of business
Shares issued upon conversion (in number of shares) | shares	1,520,490
Subsequent Event
Organization and description of business
Reverse stock split ratio		0.012582
IPO | Series A Common Stock
Organization and description of business
Shares issued (in shares) | shares	5,312,500
Share price (in dollars per share) | $ / shares	$ 16.00
Proceeds from stock issuance	$ 96,400
Net proceeds	$ 86,200
Underwriter | Series A Common Stock
Organization and description of business
Shares issued (in shares) | shares	714,272